Nature of Operations (Holmdel Pharmaceuticals, LP) (Holmdel Pharmaceuticals, LP)	12 Months Ended
Dec. 31, 2013
Holmdel Pharmaceuticals, LP
Nature of Operations [Text Block]

Note 1. Nature of Operations

Holmdel Pharmaceuticals, LP (the “Partnership”, or “Holmdel”), was formed pursuant to a certificate of limited partnership filed with the Secretary of State of the State of Delaware on December 12, 2012. On December 20, 2012, Holmdel entered in to an Asset Purchase Agreement (“APA”) with GlaxoSmithKline LLC (“GSK”) and acquired the U.S. marketing authorization rights to InnoPran XL ®, a beta blocker pharmaceutical product indicated for the treatment of hypertension, for a total purchase price of approximately $13 million (“the Acquisition”), Holmdel was organized solely for the purpose of (i) consummating the Acquisition, (ii) owning the purchased assets, (iii) entering into a License and Supply Agreement, (iv) entering into a Sublicense and Distribution Agreement and (v) engaging in any other lawful act or activity that is ancillary or incidental to the foregoing. At December 31, 2013, HP General Partner LLC (the “General Partner”) owned a 0.010% general partner interest in Holmdel, through which it manages and effectively controls Holmdel. The General Partner is an equity method investment of SWK Holdings Corporation. As of December 31, 2013, SWK HP Holdings LP an affiliate of SWK Holdings Corporation and Holmdel Therapeutics, LLC (see below) owned limited partnership interests of 84.1% and 15.9%, respectively, which are subject to adjustment under the terms of the limited partnership agreement.

In connection with the Acquisition, and also on December 20, 2012. Holmdel entered into a license and supply agreement with Aptalis Pharmatech, Inc. (the “Aptalis Agreement”) pursuant to which Holmdel was granted a sole and exclusive royalty bearing license to the Aptalis extended release technology (“the Aptalis Technology”) and other technology (“the Holmdel Technology Rights”) to use in the manufacture of InnoPran XL (together, “the Product”). In addition, and also pursuant to the Aptalis Agreement, Aptalis agreed to manufacture and supply the Product to Holmdel (the ‘Manufacturing Agreement’).

Contemporaneously upon entering into the Aptalis Agreement, Holmdel entered into a Sublicense and Distribution Agreement (“the Mist Agreement”) with Mist Pharmaceuticals. LLC (“Mist”), a related party as described below, to grant to Mist (i) an exclusive right and sublicense to the Aptalis Technology, (ii) an exclusive right and license to the related intellectual property, and (iii) an exclusive assignment and delegation of Holmdel’s rights and obligations under the Aptalis license and supply agreement to grant one or more third parties co-promotion and distribution rights, to use the Aptalis Technology and other rights as defined in the Mist Agreement to market, sell and distribute InnoPran XL within the United States and its territories.

In consideration for the items above, Mist agreed to pay royalties, based on a percentage of net sales of the Product, starting at 56% of net sales and growing to 97% of net sales in 2017. With respect to any renewal period after 2017, Holmdel and Mist shall agree on a royalty amount. Mist shall be permitted to deduct cost of goods sold and an administrative fee of $240,000 per year which includes a yearly insurance premium. In addition, until Holmdel receives $ 15 million in the aggregate from the Mist Agreement, Mist shall pay to Holmdel all amounts related to the net sales of Primlev® received by Mist from Akrimax Pharmaceuticals, LLC (“Akrimax”), a related party as described below, pursuant to an agreement between Mist and Akrimax dated October 4, 2011. The initial term of this agreement is two years and shall be automatically renewed for successive periods of one year. The agreement may be terminated (i) by either party if the other party shall commit a material breach if not cured within 60 days written notice; (ii) by Mist if the trailing twelve months net sales are less than $16 million through the fiscal quarter ended June 30, 2014, upon 90 days’ written notice; or (iii) after the expiration of the initial term, by either party upon 180 days’ written notice.

On December 20, 2012, Mist entered into a co-promotion and distribution agreement with Akrimax (“the Akrimax Agreement”) whereby Mist assigned and delegated to Akrimax all of the rights and duties that were assigned or delegated to Mist under the Aptalis Agreement, including (i) the Aptalis manufacturing rights under the Manufacturing Agreement, and (ii) all of the Holmdel obligations delegated to Mist. In addition, Akrimax and Mist agreed that Aptalis shall be deemed a third party beneficiary of the Akrimax Agreement with all rights to enforce the Akrimax Agreement against Akrimax in Aptalis’ own name as if Aptalis were a signatory.

Holmdel Therapeutics LLC is owned and controlled by the same individuals who own and control Mist and Akrimax. As such, all transactions between Holmdel and Mist and/or Akrimax are considered related party transactions.